SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable	$ 17,051,559	$ 20,159,165
Allowance for credit losses	(10,791,126)	(10,957,920)
Accounts Receivable, net	6,260,433	9,201,245
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable	13,908,789	14,617,746
Allowance for credit losses	(13,857,340)	(14,526,375)
Accounts Receivable, net	$ 51,449	$ 91,371